Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Cash Equivalents, at Carrying Value		$ 0
Cash, FDIC Insured Amount		250,000
Cash, Uninsured Amount	$ 600,000	2,800,000
Accounts Receivable, Allowance for Credit Loss, Current		0
Deferred Offering Costs	$ 512,758	87,825
[custom:PropertyPlantAndEquipmentUsefulLife1]	two to five years
Income Tax Expense (Benefit)	$ 0	$ 0
Deferred Tax Assets, Net of Valuation Allowance	$ 0
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	950,000	700,000
Rotor Riot [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Sale and Collection of Notes Receivable		$ 115,222
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred Offering Costs	$ 424,933	$ 87,825